Stock-Based Compensation (Details) - Schedule of restricted stock activity - Restricted Stock [Member] - Restricted Stock [Member] - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Stock-Based Compensation (Details) - Schedule of restricted stock activity [Line Items]
Shares, outstanding at beginning	154,960
Shares, Granted	125,000
Shares, Vested	(56,263)
Shares, Forfeited
Shares, outstanding at ending	223,697		154,960